Equity-based Compensation and Warrants - Common Stock Warrants (Details) - $ / shares					5 Months Ended	12 Months Ended
	Jul. 08, 2020	Jul. 07, 2020	Jul. 29, 2015	Jun. 29, 2015	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights						1,401,836
Exercisable						1,653,268
Number of additional shares issued	1,401,836	1,401,836			1,401,836
Warrants outstanding						1,653,268	1,466,043	928,945
Common stock warrants
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights						1,653,268	1,466,043
Warrants outstanding					0
Common stock warrants | Series E Warrants [Member]
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights						1,129,114	1,162,483
Exercise price (in dollars per share)						$ 0.0005
Common stock warrants | Series F Warrants [Member]
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights						85,000
Exercise price (in dollars per share)						$ 0.0005
Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights						279,154	143,560
Common stock warrants | Customer Warrant
Class of Warrant or Right [Roll Forward]
Number of Securities Called by Warrants or Rights			200,000	200,000		160,000	160,000
Exercisable			160,000	160,000
Exercise price (in dollars per share)						$ 13.75
Minimum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)						0.0005
Minimum | Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)						0.005
Maximum
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)						23.75
Maximum | Common stock warrants | Lender Warrant
Class of Warrant or Right [Roll Forward]
Exercise price (in dollars per share)						$ 23.75